COMMON STOCK AND STOCK INCENTIVE PLANS (Tables)	12 Months Ended
Dec. 31, 2014
COMMON STOCK AND STOCK INCENTIVE PLANS [Abstract]
Summary of stock options activity
	Number of shares outstanding	Weighted average exercise price
	(in thousands)
Options Outstanding, January 1, 2012	1,127	$23.52
Options Granted	246	3.24
Options Exercised	—	—
Options Forfeited or Expired	(443)	19.56
Options Outstanding, December 31, 2012	930	$20.04
Options Granted	—	—
Options Exercised	—	—
Options Forfeited or Expired	(354)	18.05
Options Outstanding, December 31, 2013	576	$21.25
Options Granted	127	2.83
Options Exercised	—	—
Options Forfeited or Expired	(145)	62.79
Options Outstanding, December 31, 2014	558	$6.33

Summary of unvested restricted awards
	Shares	Weighted average grant date fair value
	(in thousands)
Restricted stock awards activity
Total nonvested at January 1, 2012	902	$5.87
Granted	1,891	$3.29
Vested	(701)	$5.60
Forfeited	(390)	$4.49
Total nonvested at December 31, 2012	1,702	$3.43
Reverse split adjustment	25	$—
Granted	679	$2.76
Vested	(520)	$3.72
Forfeited	(173)	$3.82
Total nonvested at December 31, 2013	1,713	$3.08
Granted	808	$2.76
Vested	(603)	$3.15
Forfeited	(437)	$3.02
Total nonvested at December 31, 2014	1,481	$2.90

Summary of significant ranges of outstanding and exercisable stock options
Range of Exercise Price		Numbers Outstanding as of Dec. 31, 2014	Weighted Average Remaining Contractual Term	Weighted Average Exercise Price	Numbers Exercisable as of Dec. 31, 2014	Weighted Average Exercise Price
$2.70	$2.70	26,666	9.91	$2.70	0	$—
$2.87	$2.87	100,000	9.64	$2.87	0	$—
$2.97	$2.97	26,666	4.83	$2.97	13,332	$2.97
$3.21	$3.21	191,054	4.49	$3.21	104,386	$3.21
$4.17	$6.51	88,236	2.22	$5.28	83,792	$5.34
$8.46	$9.72	40,325	0.54	$9.53	40,325	$9.53
$18.75	$18.75	78,636	1.13	$18.75	78,636	$18.75
$19.83	$24.57	4,786	0.69	$20.60	4,786	$20.60
$26.61	$26.61	116	0.92	$26.61	116	$26.61
$33.21	$33.21	1,730	0.25	$33.21	1,730	$33.21
Total		558,215	4.53	$6.33	327,103	$8.68

	Number of shares	Weighted average exercise price

Options exercisable at December 31, 2014	327,103	$8.68
Options vested and expected to vest at December 31, 2014	500,275	$6.71

Summary of the stock-based compensation expense recognized in the Company's Consolidated Statement of Operations
	Years ended December 31,
	2014	2013	2012
	(in thousands)
Cost of net sales	$60	$7	$107
Selling, general and administrative	2,185	1,597	2,398
Research and development	44	94	476
Total	$2,289	$1,698	$2,981